Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events

Note 17—Subsequent Events

On July 12, 2011, Hertz entered into a definitive merger agreement under which it will acquire a fleet leasing and management services company, Donlen Corporation, or "Donlen," for an aggregate purchase price of $250 million, subject to adjustment either upward or downward based on the net assets of Donlen at closing. In addition, Hertz will assume or refinance approximately $680 million of Donlen's outstanding fleet debt. The transaction is subject to customary closing conditions and regulatory approvals and has been approved by the board of directors and stockholders of Donlen.

Note 17—Subsequent Events

In January 2011, Gerald A. Plescia, President, Hertz Equipment Rental Corporation, or "HERC," retired from the Company. Mark P. Frissora, our Chairman and Chief Executive Officer is assuming the temporary senior management responsibility for HERC until a successor is named.

In January 2011, Hertz redeemed in full its outstanding ($518.5 million principal amount) 10.5% Senior Subordinated Notes due 2016 which resulted in premiums paid of $27.2 million and the write-off of unamortized debt costs of $8.6 million. In January and February 2011, Hertz redeemed $1,105 million principal amount of its outstanding 8.875% Senior Notes due 2014 which resulted in premiums paid of $24.5 million and the write-off of unamortized debt costs of $14.4 million. We used the proceeds from the September 2010 issuance of $700 million aggregate principal amount of 7.50% Senior Notes, the December 2010 issuance of $500 million aggregate principal amount of 7.375% Senior Notes and the February 2011 issuance of $500 million aggregate principal amount of 6.75% Senior Notes (see below) for these redemptions.

In February 2011, Hertz issued $500 million aggregate principal amount of 6.75% Senior Notes due 2019. The 6.75% Senior Notes are guaranteed on a senior unsecured basis by the domestic subsidiaries of Hertz that guarantee its Senior Credit Facilities.

In February 2011, Hertz used existing corporate liquidity to pay off the maturing amount of the Brazilian Fleet Financing Facility.